LEASES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Operating Leased Assets [Line Items]
Rent expense	$ 987,250	$ 987,250
Minimum sublease rentals	$ 37,501,850
Minimum [Member]
Operating Leased Assets [Line Items]
Operating leases extended period	3 years
Maximum [Member]
Operating Leased Assets [Line Items]
Operating leases extended period	25 years